Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022